Shareholders' Equity (Information About Nonvested Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Beginning balance	301,809
Granted			154,600
Vested	(206,377)
Forfeited	(10,750)
Ending balance	84,682	301,809
Weighted average grant- date fair value
Beginning balance	$ 2.04
Granted
Vested	1.89
Forfeited	1.53
Ending balance	$ 2.40	$ 2.04